COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum annual lease commitments
U.S. dollars in thousands
Years ending December 31:
2016	3,263
2017	3,036
2018	2,774
2019	444
9,517